TAXATION	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXATION

15. TAXATION

Income Tax

Meiwu Technology Company Limited was incorporated in the British Virgin Islands (“BVI”) as an offshore holding company. Under the current law of the BVI, Meiwu Technology Company Limited is not subject to tax on income or capital gains. Additionally, upon payments of dividends by Meiwu Technology Company Limited to its shareholders, no BVI withholding tax will be imposed.

Meiwu Technology Company Limited’s subsidiary Shenzhen Vande Technology Co., Limited was incorporated in Hong Kong and does not conduct any substantial operations on its own. No provision for Hong Kong profits tax has been made in the financial statements as Shenzhen Vande Technology Co., Limited has no assessable profits. Additionally, upon payments of dividends by Shenzhen Vande Technology Co., Limited to its shareholders, no Hong Kong withholding tax will be imposed.

Meiwu Zhishi Technology (Shenzhen) Co., Ltd, formerly known as Wunong Technology (Shenzhen) Co., Ltd, the Company’s PRC operating subsidiaries and VIE, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises.

During the years ended December 31, 2022, 2021 and 2020, the Company and its subsidiary have incurred a net loss approximately of $11.2 million, $1.1 million and $2.2 million As a result, the Company and its subsidiary did not incur any EIT during 2022, 2021 and 2020.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on the above.

For the years ended December 31, 2022, 2021 and 2020, the Company was subject to a 25% statutory income tax rate.

Reconciliation between the statutory rate and the effective tax rate is as follows for the years ended December 31, 2022, 2021 and 2020.

	2022	2021	2020
PRC statutory tax rate	25%	25%	25%
Net impact of exemption and favorable tax rate rendered by local tax authorities			-%
Foreign loss not recognized in PRC	2%	-%	3%
Permanent difference and others	(4)%	(1)%	(6)%
Change in valuation allowance	(23)%	(25)%	(22)%
Effective tax rate	-	-	-

Deferred Tax

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Company evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2022 and 2021, valuation allowance was provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized. The Company had deferred tax assets as of December 31, 2022 and 2021, which can be carried forward to offset future taxable income. The management determines it is more likely than not that deferred tax assets could not be recognized, so full allowances were provided as of December 31, 2022 and 2021. The operating loss generated from tax year ending December 31, 2018 carry forward incurred by the Company and subsidiary will expire in year 2024. The Company maintains a full valuation allowance against its deferred tax assets, since due to uncertainties surrounding future utilization, the Company estimates there will not be sufficient future earnings to utilize its deferred tax assets.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. TAXATION (CONTINUED)

The Company’s deferred tax assets were as follows:

	December 31, 2022	December 31, 2021

Tax effect of net operating losses carried forward	3,968,729	1,411,062
Valuation allowance	(3,968,729)	(1,411,062)
Deferred tax assets, net	$-	$-

There were no uncertain tax positions as of December 31, 2022 and 2021 and the Company does not believe that this will change over the next twelve months.